Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	495,000,000	495,000,000	495,000,000
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	9,948,077	8,591,577	624,910
Common stock, shares outstanding	9,948,077	8,591,577	624,910